[LOGO] Federated Investors

       Tax-Free
       Instruments
       Trust


       13th Semi-Annual Report
       September 30, 1995

       Established 1981



MONEY MARKETS

President's Message

Dear Shareholder:

I am pleased to present the 13th Semi-Annual Report to Shareholders for Tax-Free Instruments Trust for the six-month period ended September 30, 1995.

The report begins with an interview with the fund's portfolio manager, Jeff Kozemchak, Vice President, Federated Management, and follows with a complete list of the fund's holdings and its financial statements. In addition, Financial Highlights tables have been included for Institutional Service Shares and Investment Shares.

As a shareholder in this money market mutual fund, you're putting your cash to work pursuing daily income free from federal regular income tax.* And, you have daily access to your invested cash, which is managed to remain stable in value.**

At the end of the report period, the fund's portfolio was highly diversified among short-term money market securities issued by municipalities across the U.S. Dividends paid to shareholders during the period totaled $0.02 per Investment Share and $0.02 per Institutional Service Share. Net assets stood at $1.7 billion on the last day of the period.

Thank you for selecting Tax-Free Instruments Trust to pursue tax-free income from your cash. We'll continue to keep you up to date on your investment, and we welcome your comments and suggestions.

Sincerely,


Glen R. Johnson
President
November 15, 1995

 *Income may be subject to the federal alternative minimum tax, state and local taxes.

**Although Money Market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.



Investment Review

Jeff A. Kozemchak, CFA
Vice President
Federated Management

Q Let's begin with an overview of the economic and interest rate environment during the six month reporting period.

A In early July, amid concerns that economic reports were continuing to show weakness in various sectors of the economy, and that the effects of the seven Federal Funds rate increases that began in February of 1994 were finally taking hold, the Federal Reserve Board (``Fed'') signaled a change in the direction of monetary policy by cutting the Federal Funds target rate from 6.00% to 5.75%.

In the second quarter, consumer spending remained sluggish, and business spending on plant and equipment rose less rapidly than in other recent quarters. With final sales lagging, firms sought to hold down production and employment in order to keep inventories under control. Broad indexes of consumer and producer prices, a measure of inflation, showed a slowing after having picked up early in the year. Growth of labor compensation costs also remained subdued.

In the third quarter, signs of a pick-up in economic activity emerged again. Real Gross Domestic Product grew at a brisk rate of 4.2%. Consumer spending appeared to be growing at a moderate rate, housing demand seemed to be rebounding sharply, and business investment remained on a solid upward trend. However, inflationary pressures have failed to materialize.

Over this six-month period, short-term interest rates have declined as market participants have adjusted their expectations regarding economic growth and the need for future short-term interest rate cuts by the Fed. The yield on the three-month Treasury bill fell from 5.94% at the beginning of April to 5.40% on September 29. Over the same period, the yield on one-year Treasury bills fell from 6.50% to 5.65%, a decline of 85 basis points.

Q  How has the fund's yield responded to this rate environment?

A The fund's portfolio and yield are affected not only by Fed policy, but by supply and demand imbalances unique to the municipal money markets. Because of these imbalances, over time, the fund's yield may exhibit more upward and downward movement than Treasury yields. The seven-day net yield of the fund's Institutional Service Shares began the period at 3.66% and ended the period at 3.67%. Over the six month period, the seven-day net yield averaged 3.56%, which corresponds to a tax-equivalent yield (pre-tax yield) of 5.89% for those investors at the highest federal tax rate.*

For the Investment Shares, the seven-day net yield was 3.51% at the beginning, 3.52% at the end, and averaged 3.41% over the six month period. This 3.41% seven-day net yield average corresponds to a tax-equivalent yield (pre-tax yield) of 5.65% for those investors at the highest federal tax rate.*

Q Have you made any strategic changes to the fund's portfolio in response to market developments?

A We continued to add to the fund's holdings of variable rate demand notes (VRDNs) in order to position the fund to take advantage of year-end supply and demand technical factors. VRDNs increase both the liquidity and the responsiveness of the portfolio allowing the fund to capture potential yield premiums due to the imbalances of supply and demand in December.

Also, we extended the average maturity of the fund from a target range of 40-50 days in the second quarter, to 55-65 days in the third quarter. This extension was accomplished with fixed-rate note purchases that allow us to lock-in attractive interest rates and help dampen the negative effect on the fund's yield of possible future cuts in short-term interest rates by the Fed.

*Performance quoted represents past performance and is not indicative of future results. Yield will vary.
Q  As 1996 approaches, what is your outlook on rates and  portfolio strategy?

A In light of recent signs of economic growth in the third quarter, we expect interest rate policy at the Fed to remain on hold through the end of the year. We still believe the Fed's next move for the Federal Funds target rate will be downward, and that the economy will show more signs of slowing in the fourth quarter and the first quarter of 1996. With restrained inflation and improved chances for a balanced budget agreement, the Fed could have significant room to cut short-term interest rates in 1996. Notwithstanding Fed policy, we expect that tax-free supply and demand technicals will dominate our market in December and January, and we are positioning the composition of the fund accordingly. Reflecting this outlook, we will continue to look for value in fixed-rate notes out the municipal money market yield curve, so as to lock-in yields when they are attractive relative to comparable taxable securities.

[LOGO] FEDERATED FUNDS
       Where Experts Invest

Federated Securities Corp. is the distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 876924101
Cusip 876924200
8110107 (11/95)


Tax-Free Instruments Trust
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--99.2%
----------------------------------------------------------------------------------
               ALABAMA--1.0%
               -------------------------------------------------------------------
$   1,500,000  Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag
               Corporation, Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)      P-1         $      1,500,000
               -------------------------------------------------------------------
    3,800,000  Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood
               AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                    P-1                3,800,000
               -------------------------------------------------------------------
    7,575,000  St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
               Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)      A-1+               7,575,000
               -------------------------------------------------------------------
    5,000,000  Sumter County, AL IDA, Industrial Revenue Bonds (Series 1995A)
               Weekly VRDNs (Fulghum Fibres Project (AL))/(First Alabama Bank,
               Birmingham LOC)                                                      P-1                5,000,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  17,875,000
               -------------------------------------------------------------------              ----------------
               ARIZONA--1.1%
               -------------------------------------------------------------------
      692,200  Gilbert, AZ IDA Weekly VRDNs (Foxworth-Galbraith Lumber Co.)/(Bank
               One, Arizona N.A. LOC)                                               P-1                  692,200
               -------------------------------------------------------------------
    9,725,000  Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs (Gannett Co.,
               Inc.)                                                                P-1                9,725,000
               -------------------------------------------------------------------
    1,701,000  Maricopa County, AZ, IDA Weekly VRDNs (Chaparral City Water
               Services)/(Bank One, Arizona N.A. LOC)                               P-1                1,701,000
               -------------------------------------------------------------------
    1,835,000  Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One,
               Arizona N.A. LOC)                                                    P-1                1,835,000
               -------------------------------------------------------------------
    5,203,000  Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One,
               Arizona N.A. LOC)                                                    P-1                5,203,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  19,156,200
               -------------------------------------------------------------------              ----------------
               ARKANSAS--0.4%
               -------------------------------------------------------------------
    3,685,000  Little Rock, AR Pulaski County School District, (Series 1995),
               4.20% TRANs, 12/28/1995                                              MIG1               3,685,000
               -------------------------------------------------------------------
$   2,500,000  Pocahontas, AR , IDRB (Series 1995) Weekly VRDNs (MacLean ESNA L.P.
               Project)/(Northern Trust Co., Chicago, IL LOC)                       A-1+        $      2,500,000
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               ARKANSAS--CONTINUED
               -------------------------------------------------------------------
               Total                                                                                   6,185,000
               -------------------------------------------------------------------              ----------------
               CALIFORNIA--10.8%
               -------------------------------------------------------------------
   10,000,000  California HFA, Home Mortgage Revenue Bonds (1995 Series E), 4.60%
               TOBs (FGIC INS), Mandatory Tender
               2/1/1996                                                             A-1+              10,000,000
               -------------------------------------------------------------------
    8,400,000  California PCFA, (Series 1991) Weekly VRDNs (North County, CA
               Recycling & Energy Recovery)/(Union Bank of Switzerland, Zurich
               LOC)                                                                 A-1+               8,400,000
               -------------------------------------------------------------------
   19,000,000  California School Cash Reserve Program Authority, (Series 1995 A),
               4.75% TRANs (MBIA Insurance Corporation INS), 7/3/1996               SP-1+             19,138,015
               -------------------------------------------------------------------
    4,000,000  California State, 8.50% BONDs, 11/1/1995                             NR(3)              4,012,109
               -------------------------------------------------------------------
   38,200,000  California State, Revenue Anticipation Warrants (Series C), 5.75%
               RANs (Bank of America NT and SA, San Francisco, Bank of Nova
               Scotia, Toronto, Banque Nationale de Paris, Canadian Imperial Bank
               of Commerce, Toronto, Chemical Bank, New York, Citibank NA, New
               York, Credit Suisse, Zurich, Morgan Guaranty Trust Co., New York,
               National Westminster Bank, PLC, London, Societe Generale North
               America, Inc., Sumitomo Bank Ltd., Osaka, Swiss Bank Corp., Basle,
               Toronto-Dominion Bank and Westdeutsche Landesbank Girozentrale
               LOCs), 4/25/1996                                                     SP-1              38,397,718
               -------------------------------------------------------------------
$  10,000,000  (a)Clipper CA Tax-Exempt Trust, (94-2) Weekly VRDNs (California
               State)/(State Street Bank and Trust Co. LIQ)/ (Bank of America NT
               and SA, San Francisco, Bank of Nova Scotia, Toronto, Banque
               Nationale de Paris, Canadian Imperial Bank of Commerce, Toronto,
               Chemical Bank, New York, Citibank NA, New York, Credit Suisse,
               Zurich, Morgan Guaranty Trust Co., New York, National Westminster
               Bank, PLC, London, Societe Generale North America, Inc., Sumitomo
               Bank Ltd., Osaka, Swiss Bank Corp., Basle, Toronto-Dominion Bank
               and Westdeutsche Landesbank Girozentrale LOCs)                       VMIG1       $     10,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               CALIFORNIA--CONTINUED
               -------------------------------------------------------------------
   11,000,000  Kern County, CA Board of Education, 4.50% TRANs,
               6/28/1996                                                            SP-1+             11,043,096
               -------------------------------------------------------------------
    1,500,000  Los Angeles County, CA Metropolitan Transportation Authority,
               General Revenue Bonds, (Series 1995-A) Weekly VRDNs (Union Station
               Gateway Project)/(FSA INS)/(Societe Generale, Paris LIQ)             A-1+               1,500,000
               -------------------------------------------------------------------
   10,000,000  Los Angeles County, CA Unified School District, 4.50% TRANs,
               7/3/1996                                                             SP-1+             10,058,157
               -------------------------------------------------------------------
   11,200,000  Moreno Valley Unified School District, CA, 4.50% TRANs, 7/5/1996     MIG1              11,257,324
               -------------------------------------------------------------------
    1,200,000  Orange County, CA IDA, (Series 1985B--Niguel Summit II) Weekly
               VRDNs (Hon Development Corp.)/(Bank of America NT and SA, San
               Francisco LOC)                                                       VMIG1              1,200,000
               -------------------------------------------------------------------
   33,850,000  Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The
               Lakes)/(Citibank NA, New York LOC)                                   A-1               33,850,000
               -------------------------------------------------------------------
    6,000,000  Orange County, CA Local Transportation Authority, Sales Tax Revenue
               Notes, 3.70% CP (Industrial Bank of Japan Ltd., Tokyo LOC),
               Mandatory Tender 10/10/1995                                          P-1                6,000,000
               -------------------------------------------------------------------
   12,000,000  Paramount Unified School District, CA, 4.50% TRANs,
               7/5/1996                                                             MIG1              12,061,419
               -------------------------------------------------------------------
$   7,800,000  Riverside County, CA, (Series A) Weekly VRDNs (Riverside, CA Public
               Facility Finance)/(Sanwa Bank Ltd, Osaka LOC)                        MIG1        $      7,800,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                 184,717,838
               -------------------------------------------------------------------              ----------------
               COLORADO--0.9%
               -------------------------------------------------------------------
    4,000,000  Denver, CO City & County Airport Authority, (Series 1991-B) Weekly
               VRDNs (Sanwa Bank Ltd, Osaka LOC)                                    A-1+               4,000,000
               -------------------------------------------------------------------
    4,800,000  Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Colorado--UTE
               Electric Associates.)/(NRUCFC GTD)                                   A-1                4,800,000
               -------------------------------------------------------------------
    6,690,000  Weld County, CO, IDRB (Series 1994) Weekly VRDNs (The Dovatron
               International Inc Project)/(Norwest Bank Minnesota, Minneapolis
               LOC)                                                                 P-1                6,690,000
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               COLORADO--CONTINUED
               -------------------------------------------------------------------
               Total                                                                                  15,490,000
               -------------------------------------------------------------------              ----------------
               CONNECTICUT--3.8%
               -------------------------------------------------------------------
    5,000,000  (a)Clipper Connecticut Tax Exempt Trust, (Series 1994-1) Weekly
               VRDNs (State Street Bank and Trust Co. LIQ)                          VMIG1              5,000,000
               -------------------------------------------------------------------
    7,500,000  Connecticut Development Authority, PCR (Series 1993A) Weekly VRDNs
               (Western Mass Electric Co.)/(Union Bank of Switzerland, Zurich LOC)  A-1                7,500,000
               -------------------------------------------------------------------
   17,305,000  Connecticut Development Health Care Facilities Weekly VRDNs
               (Independence Living)/(Chemical Bank, New York LOC)                  VMIG1             17,305,000
               -------------------------------------------------------------------
   32,000,000  Connecticut State Transportation Infrastructure Authority Weekly
               VRDNs (Connecticut State)/(Industrial Bank of Japan Ltd., Tokyo
               LOC)                                                                 A-1               32,000,000
               -------------------------------------------------------------------
    2,100,000  Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood
               Towers)/(FSA INS)/(Barclays Bank PLC, London LIQ)                    A-1+               2,100,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  63,905,000
               -------------------------------------------------------------------              ----------------
               FLORIDA--2.7%
               -------------------------------------------------------------------
$   2,000,000  Alachua County, FL Health Facilities Authority, Health Facility
               Revenue Bonds (Series 1991) Weekly VRDNs (North Florida Retirement
               Village)/(Kredietbank N.V., Brussels LOC)                            A-1         $      2,000,000
               -------------------------------------------------------------------
    1,970,000  Florida HFA Weekly VRDNs (Cornerstone)/(PNC Bank, N.A. LOC)          A-1                1,970,000
               -------------------------------------------------------------------
    6,895,000  Florida State Board of Education Administration, (CR 48)/(Series
               1989A), 4.00% TOBs (Citibank NA, New York LIQ), Optional Tender
               12/1/1995                                                            NR(2)              6,895,000
               -------------------------------------------------------------------
    7,340,000  Florida State Board of Education Administration, (CR 48D)/(Series
               1989A), 4.00% TOBs (Citibank NA, New York LIQ), Optional Tender
               12/1/1995                                                            NR(2)              7,340,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               -------------------------------------------------------------------
    3,615,000  Florida State Board of Education Administration, (CR 49)/(Series
               1989A), 4.00% TOBs (Citibank NA, New York LIQ), Optional Tender
               12/1/1995                                                            NR(2)              3,615,000
               -------------------------------------------------------------------
    3,910,000  Florida State Board of Education Administration, (CR55), (Series
               1989A), 4.00% TOBs (Citibank NA, New York LIQ), Optional Tender
               12/1/1995                                                            NR(2)              3,910,000
               -------------------------------------------------------------------
    3,000,000  (a)Florida State Board of Education Administration, Puttable
               Tax-Exempt Receipts (Series 10) Weekly VRDNs (Florida
               State)/(Morgan Guaranty Trust Co., New York LIQ)                     VMIG1              3,000,000
               -------------------------------------------------------------------
    3,000,000  Greater Orlando (FL) Aviation Authority, Airport Facilities
               Subordinated CP Notes (Series B), 3.90% CP, Mandatory Tender
               11/28/1995                                                           P-1                3,000,000
               -------------------------------------------------------------------
    5,500,000  Hillsborough County, FL Aviation Authority, Bond Anticipation
               Commercial Paper Notes, 3.90% CP (Tampa International
               Airport)/(National Westminster Bank, PLC, London LOC), Mandatory
               Tender 11/9/1995                                                     A-1+               5,500,000
               -------------------------------------------------------------------
    1,000,000  Hillsborough County, FL IDA, (Series 1988) Weekly VRDNs (Florida
               Steel Corp.)/(Bankers Trust Co., New York LOC)                       P-1                1,000,000
               -------------------------------------------------------------------
$   3,000,000  Jacksonville, FL HFDC, Health Facilities Revenue Bonds (Series
               1994) Weekly VRDNs (River Garden/The Coves Project)/(First Union
               National Bank, Charlotte, N.C. LOC)                                  A-1         $      3,000,000
               -------------------------------------------------------------------
    4,500,000  Martin County, FL School District, District Operating Millage Tax
               Anticipation Notes (Series 1995), 4.25% TANs, 6/8/1996               NR                 4,502,879
               -------------------------------------------------------------------
      400,000  Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent Christian
               Village Project)/(Barnett Bank of Jacksonville LOC)                  VMIG1                400,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  46,132,879
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               GEORGIA--4.6%
               -------------------------------------------------------------------
    2,500,000  Atlanta, GA, Urban Residential Finance Authority, Multifamily
               Rental Housing Revenue Refunding Bonds (Series 1988A), 3.70% TOBs
               (West Paces Club Towers Project)/(Sanwa Bank Ltd, Osaka LOC),
               Optional Tender 11/1/1995                                            A-1+               2,500,000
               -------------------------------------------------------------------
    3,445,000  Bartow County School District, GA, (Series 1995), 4.68% TANs,
               12/29/1995                                                           NR(3)              3,447,023
               -------------------------------------------------------------------
    4,950,000  Douglas County School District, GA, (Series 1995), 4.00% TANs,
               12/29/1995                                                           NR(3)              4,953,544
               -------------------------------------------------------------------
    2,900,000  Fulco, GA Hospital Authority, (Series 1989), 3.55% CP (St. Joseph's
               Hospital of Atlanta)/(Trust Company Bank, Atlanta LOC), Mandatory
               Tender 10/3/1995                                                     A-1+               2,900,000
               -------------------------------------------------------------------
    4,000,000  Fulton County, GA Housing Authority, Multifamily Housing Revenue
               Refunding Bonds (Series 1994) Weekly VRDNs (Spring Creek Crossing
               Project)/(Wachovia Bank of Georgia NA, Atlanta LOC)                  A-1+               4,000,000
               -------------------------------------------------------------------
   28,246,004  Georgia Municipal Association Weekly VRDNs (Credit Suisse, Zurich
               LIQ)/(MBIA Insurance Corporation LOC)                                A-1+              28,246,004
               -------------------------------------------------------------------
    4,850,000  Georgia State HFA, (Series 1987B), 4.00% TOBs (Citibank NA, NY
               LIQ), Optional Tender 12/1/1995                                      NR(2)              4,850,000
               -------------------------------------------------------------------
$   3,650,000  Glynn County, GA, (Series 1995), 4.00% TANs,
               12/29/1995                                                           NR          $      3,651,290
               -------------------------------------------------------------------
    3,180,000  La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 4.45%
               TOBs (Lee's Crossing Project Phase II)/(Barnett Bank of
               Jacksonville LOC), Optional Tender 11/1/1995                         P-1                3,180,000
               -------------------------------------------------------------------
    3,000,000  La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 4.45%
               TOBs (Lee's Crossing Project Phase I)/(Barnett Bank of Jacksonville
               LOC), Optional Tender 11/1/1995                                      P-1                3,000,000
               -------------------------------------------------------------------
    1,600,000  Municipal Electric Authority of Georgia, 3.70% CP, Mandatory Tender
               10/6/1995                                                            VMIG1              1,600,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               GEORGIA--CONTINUED
               -------------------------------------------------------------------
    4,500,000  Richmond County, GA Development Authority, Solid Waste Disposal
               Revenue Bonds, (Series 1995) Weekly VRDNs (Federal Paper Board Co.,
               Inc.)/(Wachovia Bank of Georgia NA, Atlanta LOC)                     A-1+               4,500,000
               -------------------------------------------------------------------
    5,500,000  Rockdale County, GA Hospital Authority, Revenue Anticipation
               Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/(Trust
               Company Bank, Atlanta LOC)                                           VMIG1              5,500,000
               -------------------------------------------------------------------
    5,000,000  Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)     P-1                5,000,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  77,327,861
               -------------------------------------------------------------------              ----------------
               ILLINOIS--7.1%
               -------------------------------------------------------------------
    1,650,000  Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/ (National City
               Bank, Indiana LOC)                                                   A-1                1,650,000
               -------------------------------------------------------------------
    1,033,000  Illinois Development Finance Authority Weekly VRDNs (Newlywed
               Food)/(Mellon Bank NA, Pittsburgh LOC)                               A-1                1,033,000
               -------------------------------------------------------------------
    4,000,000  Illinois Development Finance Authority, Adjustable
               Rate IDRB (Series 1995) Weekly VRDNs (Dickson Weatherproof Nail Co.
               Project)/(Bank One, Chicago LOC)                                     P-1                4,000,000
               -------------------------------------------------------------------
$  30,000,000  Illinois Development Finance Authority, Var/Fixed Rate Demand
               Revenue Bonds (Series 1994) Weekly VRDNs (Chicago Symphony
               Orchestra Project)/(Northern Trust Co., Chicago, IL and Sanwa Bank
               Ltd, Osaka LOCs)                                                     A-1+        $     30,000,000
               -------------------------------------------------------------------
    2,500,000  Illinois Development Finance Authority, Variable Rate EDRB (Series
               1995) Weekly VRDNs (Evapco, Inc. Project)/(Nationsbank of Maryland,
               N.A. LOC)                                                            A-1                2,500,000
               -------------------------------------------------------------------
    7,500,000  Illinois Educational Facilities Authority, 3.70% CP (Field Museum
               of Natural History)/(Sanwa Bank Ltd, Osaka LOC), Mandatory Tender
               11/8/1995                                                            VMIG1              7,500,000
               -------------------------------------------------------------------
   40,000,000  Illinois Health Facilities Authority, Variable Rate Demand Revenue
               Bonds (Series 1985B) Weekly VRDNs (OSF Health Care Systems)/(Bank
               of America Illinois LIQ)                                             VMIG1             40,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               -------------------------------------------------------------------
   18,600,000  Lisle (Village of), IL, Multi-Family Housing Mortgage Revenue
               Bonds, (1985 Series A) Weekly VRDNs (Four Lakes Project)/(Chemical
               Bank, New York LOC)                                                  A-1               18,600,000
               -------------------------------------------------------------------
    2,200,000  Martinsville, IL, Adjustable Rate IDRB (Series 1995) Weekly VRDNs
               (PAP-R Products Company Project)/ (Bank One, Chicago LOC)            P-1                2,200,000
               -------------------------------------------------------------------
    4,750,000  Mendota, IL, Variable Rate Demand IDRB (Series 1995) Weekly VRDNs
               (Minnesota Diversified Products, Inc. Project)/(Norwest Bank
               Minnesota, Minneapolis LOC)                                          A-1+               4,750,000
               -------------------------------------------------------------------
    2,000,000  Naperville, IL, Economic Development Revenue Refunding Bonds
               (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd
               Project)/(First Bank NA, Minneapolis LOC)                            P-1                2,000,000
               -------------------------------------------------------------------
    3,000,000  Oakbrook Terrace, IL, IDR (Series 1993) Weekly VRDNs (La Quinta
               Inns, Inc. )/(Nationsbank of Texas, N.A. LOC)                        P-1                3,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               -------------------------------------------------------------------
$   2,635,000  Rockford, IL, EDRB, 4.95% TOBs (Independence Village of
               Rockford)/(Banque Paribas, Paris LOC), Optional Tender 12/1/1995     A-1         $      2,635,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                 119,868,000
               -------------------------------------------------------------------              ----------------
               INDIANA--2.8%
               -------------------------------------------------------------------
    2,200,000  Bluffton, IN, Economic Development Refunding Revenue Bonds Weekly
               VRDNs (Blount, Inc.)/(Morgan Guaranty Trust Co., New York LOC)       P-1                2,200,000
               -------------------------------------------------------------------
    6,600,000  Elkhart, IN, Community Schools, 5.75% TANs, 12/29/1995               NR(2)              6,605,723
               -------------------------------------------------------------------
    3,330,000  Hamilton County, IN, Variable Rate Demand EDRB (Series 1995) Weekly
               VRDNs (Fabcon L.L.C. Project)/ (Norwest Bank Minnesota, Minneapolis
               LOC)                                                                 P-1                3,330,000
               -------------------------------------------------------------------
    2,900,000  Huntington County, IN Community School Corp., 5.00% TANs,
               12/29/1995                                                           NR(3)              2,902,702
               -------------------------------------------------------------------
   25,000,000  Indiana Bond Bank, Advance Funding Program Notes (Series 1995 A-3)
               VRNs, 1/10/1996                                                      SP-1+             25,000,000
               -------------------------------------------------------------------
    7,000,000  Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)                    P-1                7,000,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  47,038,425
               -------------------------------------------------------------------              ----------------
               IOWA--0.4%
               -------------------------------------------------------------------
    3,500,000  Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs (Printer,
               Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                      A-1+               3,500,000
               -------------------------------------------------------------------
    3,000,000  Marshalltown Community School District, IA, (Series 1995), 4.375%
               RANs, 6/28/1996                                                      NR                 3,006,927
               -------------------------------------------------------------------              ----------------
               Total                                                                                   6,506,927
               -------------------------------------------------------------------              ----------------
               KANSAS--0.5%
               -------------------------------------------------------------------
    6,000,000  Kansas Development Finance Authority, Adjustable Rate Multifamily
               Housing Revenue Bonds (Series 1995) Weekly VRDNs (First Kansas
               State Partnership, L.P.)/ (Boatmen's National Bank of St. Louis
               LOC)                                                                 VMIG1              6,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               KANSAS--CONTINUED
               -------------------------------------------------------------------
$   2,000,000  Olathe, KS, Industrial Revenue Bonds (Series 1995) Weekly VRDNs
               (Garmin International, Inc. Project)/ (Boatmen's National Bank of
               St. Louis LOC)                                                       A-1         $      2,000,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                   8,000,000
               -------------------------------------------------------------------              ----------------
               KENTUCKY--4.4%
               -------------------------------------------------------------------
    5,100,000  Clark County, KY, Adjustable Rate Industrial Building Revenue
               Refunding Bonds (Series 1995) Weekly VRDNs (International
               Processing Corp)/(Bank One, Lexington, NA LOC)                       P-1                5,100,000
               -------------------------------------------------------------------
   20,450,000  Daviess County, KY Hospital Revenue Authority Weekly VRDNs
               (Owensboro Daviess Hospital)/(Sumitomo Bank Ltd., Osaka LOC)         P-1               20,450,000
               -------------------------------------------------------------------
    2,160,000  Jefferson County, KY, Adjustable Rate Industrial Building Revenue
               Bonds (Series 1995) Weekly VRDNs (Derby Industries, Inc.
               Project)/(Liberty National Bank & Trust Co. LOC)                     P-1                2,160,000
               -------------------------------------------------------------------
   45,800,000  Kentucky Pollution Abatement & Water Resource Finance Authority
               Daily VRDNs (Toyota Motor Credit Corp.)                              A-1+              45,800,000
               -------------------------------------------------------------------
    1,800,000  Owensboro, KY, Limited Obligation Revenue Bonds, 4.00% TOBs (Dart
               Polymers)/(NBD Bank, N.A., Detroit, MI LOC), Optional Tender
               11/30/1995                                                           P-1                1,800,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  75,310,000
               -------------------------------------------------------------------              ----------------
               MAINE--0.2%
               -------------------------------------------------------------------
    2,750,000  Gardner, ME IDB Weekly VRDNs (Associated Grocers)/ (Westpac
               Banking, Corp., Sydney LOC)                                          P-1                2,750,000
               -------------------------------------------------------------------              ----------------
               MARYLAND--0.2%
               -------------------------------------------------------------------
    1,300,000  Maryland Health & Higher Educational Facilities Authority, (Series
               1992A) Weekly VRDNs (Carroll County, MD General
               Hospital)/(Nationsbank of Maryland, N.A. LOC)                        P-1                1,300,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               MARYLAND--CONTINUED
               -------------------------------------------------------------------
$   1,965,000  Maryland State IDFA Kelly Springfield Tire, (Series 1991) Weekly
               VRDNs (Maryland Academy of Sciences Facility)/(Nationsbank of North
               Carolina N.A. LOC)                                                   VMIG1       $      1,965,000
               -------------------------------------------------------------------
      600,000  Maryland State IDFA Kelly Springfield Tire, Economic Development
               Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Johnson
               Controls, Inc.)                                                      VMIG1                600,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                   3,865,000
               -------------------------------------------------------------------              ----------------
               MASSACHUSETTS--6.1%
               -------------------------------------------------------------------
    6,000,000  Attleboro, MA, (Lot A), 4.10% BANs, 12/14/1995                       NR(4)              6,001,193
               -------------------------------------------------------------------
   11,879,500  (a)Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and
               Trust Co. LIQ)                                                       VMIG1             11,879,500
               -------------------------------------------------------------------
    6,300,000  Massachusetts Bay Transit Authority, (Series A), 5.50% RANs,
               3/1/1996                                                             SP-1               6,348,020
               -------------------------------------------------------------------
    9,100,000  Massachusetts Bay Transit Authority, (Series C), 3.70% CP
               (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
               10/16/1995                                                           SP-1+              9,100,000
               -------------------------------------------------------------------
   16,000,000  Massachusetts Bay Transit Authority, (Series C), 3.80% CP
               (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
               10/17/1995                                                           SP-1+             16,000,000
               -------------------------------------------------------------------
    5,650,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Capital Asset
               Program)/(First National Bank of Chicago LIQ)/ (Sanwa Bank Ltd,
               Osaka LOC)                                                           VMIG1              5,650,000
               -------------------------------------------------------------------
    5,400,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate
               Power Supply System Revenue Bonds (1994 Series C) Weekly VRDNs
               (Canadian Imperial Bank of Commerce, Toronto LOC)                    A-1+               5,400,000
               -------------------------------------------------------------------
   26,800,000  Massachusetts Water Resources Authority, (Series 1994), 3.80% CP
               (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
               1/16/1996                                                            A-1+              26,800,000
               -------------------------------------------------------------------
    5,000,000  Massachusetts Water Resources Authority, (Series 1994), 3.80% CP
               (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
               11/13/1995                                                           A-1+               4,998,750
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               MASSACHUSETTS--CONTINUED
               -------------------------------------------------------------------
$   2,000,000  Massachusetts, IFA, (Series 1992A) Weekly VRDNs (Ogden
               Haverhill)/(Union Bank of Switzerland, Zurich LOC)                   A-1+        $      2,000,000
               -------------------------------------------------------------------
    4,500,000  Massachusetts, IFA, (Series 1992B), 3.80% CP (New England Power
               Co.), Mandatory Tender 1/16/1996                                     A-1                4,500,000
               -------------------------------------------------------------------
    4,300,000  Massachusetts, IFA, Adjustable Rate IDRB (Series 1995) Weekly VRDNs
               (Dunsirn Industries, Inc. Project)/(Bank One, Milwaukee, WI N.A.
               LOC)                                                                 A-1+               4,300,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                 102,977,463
               -------------------------------------------------------------------              ----------------
               MICHIGAN--2.0%
               -------------------------------------------------------------------
    3,500,000  Auburn Hills, MI EDC, Limited Obligation Multi-Option Revenue Bonds
               (Series 1995) Weekly VRDNs (Suburban Tool, Inc.
               Project)/(Huntington National Bank, Columbus, OH LOC)                A-1+               3,500,000
               -------------------------------------------------------------------
      950,000  Dearborn, MI Economic Development Corp, (Series 1990) Weekly VRDNs
               (Exhibit Productions, Inc. Project)/ (First of America Bank,
               Illinois LOC)                                                        P-1                  950,000
               -------------------------------------------------------------------
    2,200,000  Kalamazoo, MI Economic Development Corp., 1995 Limited Obligation
               Revenue Refunding Bonds Weekly VRDNs (Wyndham Project, MI)/(First
               of America Bank, Illinois LOC)                                       A1                 2,200,000
               -------------------------------------------------------------------
    1,000,000  Michigan Job Development Authority, Variable Rate Demand Limited
               Obligation Revenue Bonds Weekly VRDNs (Andersons Project)/(Credit
               Lyonnais, Paris LOC)                                                 P-2                1,000,000
               -------------------------------------------------------------------
    2,390,000  Michigan State Hospital Finance Authority, (Series 1994) Weekly
               VRDNs (Mt. Clemens General Hospital)/ (Comerica Bank, Detroit, MI
               LOC)                                                                 VMIG1              2,390,000
               -------------------------------------------------------------------
    2,300,000  Michigan State Hospital Finance Authority, (Series A) Weekly VRDNs
               (OSF Health Care Systems)                                            P-1                2,300,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               MICHIGAN--CONTINUED
               -------------------------------------------------------------------
$   1,000,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
               1991) Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(National
               Australia Bank Ltd., Melbourne LOC)                                  A-1         $      1,000,000
               -------------------------------------------------------------------
    5,630,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
               1995) Weekly VRDNs (United Waste Systems, Inc.)/(Bank of America
               Illinois LOC)                                                        A-1                5,630,000
               -------------------------------------------------------------------
    3,500,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
               1995) Weekly VRDNs (Wellness Plan Project)/(NBD Bank, N.A.,
               Detroit, MI LOC)                                                     A-1+               3,500,000
               -------------------------------------------------------------------
    4,820,000  Michigan Strategic Fund, Obligation Revenue Bonds (Series 1995)
               Weekly VRDNs (Wayne Disposal-Oakland, Inc. Project)/(Comerica Bank,
               Detroit, MI LOC)                                                     A-1                4,820,000
               -------------------------------------------------------------------
    1,000,000  Michigan Strategic Fund, Variable Rate Demand Limited Obligation
               Revenue Bonds (Series 1995) Weekly VRDNs (Hercules Drawn Steel
               Corporation Project)/(Society National Bank, Cleveland, OH LOC)      P-1                1,000,000
               -------------------------------------------------------------------
    1,750,000  Michigan Strategic Fund, Variable Rate Demand Limited Obligation
               Revenue Bonds, Series 1995 Weekly VRDNs (Welch Properties
               Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)               P-1                1,750,000
               -------------------------------------------------------------------
    2,600,000  Sterling Heights, MI EDC Weekly VRDNs (PPG Industries, Inc.)         P-1                2,600,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  32,640,000
               -------------------------------------------------------------------              ----------------
               MINNESOTA--1.4%
               -------------------------------------------------------------------
    7,900,000  Becker, MN, PCR (Series 1993A & B), 3.80% CP (Northern States Power
               Co.), Mandatory Tender
               11/22/1995                                                           P-1                7,900,000
               -------------------------------------------------------------------
    5,000,000  Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
               Foundation)                                                          VMIG1              5,000,000
               -------------------------------------------------------------------
    8,500,000  Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
               Foundation)                                                          VMIG1              8,500,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               MINNESOTA--CONTINUED
               -------------------------------------------------------------------
$   2,950,000  Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch Refining Co.)    A-1+        $      2,950,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  24,350,000
               -------------------------------------------------------------------              ----------------
               MISSISSIPPI--0.2%
               -------------------------------------------------------------------
    4,000,000  Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A.
               LOC)                                                                 P-1                4,000,000
               -------------------------------------------------------------------              ----------------
               MISSOURI--0.8%
               -------------------------------------------------------------------
    5,180,000  Missouri Development Finance Board, (Series 1995) Weekly VRDNs
               (Wilson Trailer Sales, Inc. Project)/ (Norwest Bank Minnesota,
               Minneapolis LOC)                                                     AA                 5,180,000
               -------------------------------------------------------------------
    2,000,000  Missouri St. Health & Education Facility Authority Daily VRDNs
               (Washington University)/(Morgan Guaranty Trust Co., New York LIQ)    A-1+               2,000,000
               -------------------------------------------------------------------
    5,000,000  Missouri State Environmental Improvement & Energy Authority, 4.00%
               CP (Kansas City Power And Light Co.), Mandatory Tender 10/11/1995    A-1                5,000,000
               -------------------------------------------------------------------
    1,800,000  Sedalia, MO IDA Weekly VRDNs (Cooper Industries, Inc.)/(Sanwa Bank
               Ltd, Osaka LOC)                                                      P-1                1,800,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  13,980,000
               -------------------------------------------------------------------              ----------------
               MONTANA--0.4%
               -------------------------------------------------------------------
    4,000,000  Forsyth, Rosebud County MT, PCR Bonds Weekly VRDNs (Portland
               General Electric Company)/(Swiss Bank Corp., Basle LOC)              A-1+               4,000,000
               -------------------------------------------------------------------
    2,300,000  Forsyth, Rosebud County MT, PCR Daily VRDNs (Pacificorp)/(Deutsche
               Bank, AG LOC)                                                        P-1                2,300,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                   6,300,000
               -------------------------------------------------------------------              ----------------
               NEBRASKA--0.3%
               -------------------------------------------------------------------
    2,000,000  Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Norwest
               Bank Minnesota, Minneapolis LOC)                                     P-1                2,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               NEBRASKA--CONTINUED
               -------------------------------------------------------------------
$   1,250,000  Douglas County, NE, Industrial Development Revenue Refunding Bonds
               (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing
               Project)/(NBD Bank, N.A., Detroit, MI LOC)                           P-1         $      1,250,000
               -------------------------------------------------------------------
    2,225,000  Douglas County, NE, Variable Rate Demand Subordinated IDRB (Series
               1995) Weekly VRDNs (Aksarben Foods, Inc. Project)/(Norwest Bank
               Minnesota, Minneapolis LOC)                                          P-1                2,225,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                   5,475,000
               -------------------------------------------------------------------              ----------------
               NEW HAMPSHIRE--1.7%
               -------------------------------------------------------------------
    9,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A),
               4.00% CP (New England Power Co.), Mandatory Tender 12/13/1995        P-1                9,000,000
               -------------------------------------------------------------------
   13,900,000  New Hampshire Business Finance Authority, PCR Bonds (Series A),
               4.00% CP (New England Power Co.), Mandatory Tender 12/14/1995        P-1               13,900,000
               -------------------------------------------------------------------
    2,100,000  New Hampshire Business Finance Authority, PCR Bonds (Series A),
               4.20% CP (New England Power Co.), Mandatory Tender 10/18/1995        A-1                2,100,000
               -------------------------------------------------------------------
    3,500,000  New Hampshire Business Finance Authority, PCR Bonds (Series A),
               4.20% CP (New England Power Co.), Mandatory Tender 10/19/1995        A-1                3,500,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  28,500,000
               -------------------------------------------------------------------              ----------------
               NEW JERSEY--0.9%
               -------------------------------------------------------------------
    4,800,000  Mercer County, NJ Improvement Authority Weekly VRDNs (Mercer
               County, NJ Pooled Governmental Loan Program)/(Credit Suisse, Zurich
               LOC)                                                                 A-1+               4,800,000
               -------------------------------------------------------------------
    1,873,000  Moorestown Township, NJ, 3.99% BANs, 9/5/1996                        NR(3)              1,873,529
               -------------------------------------------------------------------
    4,000,000  New Jersey EDA Weekly VRDNs (Center-For-Aging-- Applewood
               Estates)/(Banque Paribas, Paris LOC)                                 A-1                4,000,000
               -------------------------------------------------------------------
$   1,800,000  New Jersey EDA Weekly VRDNs (Church and Dwight, Inc.)/(Bank of Nova
               Scotia, Toronto LOC)                                                 P-1         $      1,800,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               NEW JERSEY--CONTINUED
               -------------------------------------------------------------------
      394,497  New Jersey EDA Weekly VRDNs (H.L. Bhasin)/(Dai-Ichi Kangyo Bank
               Ltd., Tokyo LOC)                                                     P-1                  394,497
               -------------------------------------------------------------------
    1,700,000  New Jersey EDA, Natural Gas Facilities Refunding Revenue Bonds
               (Series 1995A) Daily VRDNs (New Jersey Natural Gas Company)/(AMBAC
               INS)/(Union Bank of Switzerland, Zurich LIQ)                         VMIG1              1,700,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  14,568,026
               -------------------------------------------------------------------              ----------------
               NEW MEXICO--0.6%
               -------------------------------------------------------------------
    3,300,000  Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs
               (Charter Hospital of Albuquerque, Inc.)/(Bankers Trust Co., New
               York LOC)                                                            A1                 3,300,000
               -------------------------------------------------------------------
    7,100,000  Las Cruces, NM, Variable Rate Demand IDRB (Series 1994A) Weekly
               VRDNs (F & A Dairy Products, Inc. Project)/(Norwest Bank Minnesota,
               Minneapolis LOC)                                                     P-1                7,100,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  10,400,000
               -------------------------------------------------------------------              ----------------
               NEW YORK--6.1%
               -------------------------------------------------------------------
   10,000,000  Brentwood Union Free School District, NY, 4.375% TANs, 6/28/1996     NR                10,019,509
               -------------------------------------------------------------------
   40,000,000  New York City, NY, (Fiscal 1996 Series A), 4.50% RANs, 4/11/1996     SP-1+             40,164,470
               -------------------------------------------------------------------
    6,820,000  New York State HFA Weekly VRDNs (Special Surgery
               Hospital)/(Chemical Bank, New York LOC)                              VMIG1              6,820,000
               -------------------------------------------------------------------
   10,000,000  New York State Local Government Assistance Corp., (Series E) Weekly
               VRDNs (Canadian Imperial Bank of Commerce, Toronto LOC)              A-1+              10,000,000
               -------------------------------------------------------------------
   12,250,000  (a)New York State Medical Care Facilities Finance Agency, Tender
               Option Certificate (Series 1995A) Weekly VRDNs (Monte Fiore Medical
               Center)/(AMBAC INS)                                                  A-1               12,250,000
               -------------------------------------------------------------------
$   6,500,000  Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum Corp.)/(PNC
               Bank, N.A. LOC)                                                      A-1         $      6,500,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               NEW YORK--CONTINUED
               -------------------------------------------------------------------
   17,700,000  Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Bonds
               (Series 1994C), 4.25% CP (American Ref-Fuel Company)/(Air Products
               & Chemicals, Inc. and Browning-Ferris Industries, Inc. GTDs),
               Mandatory Tender 10/16/1995                                          A-1               17,700,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                 103,453,979
               -------------------------------------------------------------------              ----------------
               NORTH CAROLINA--10.0%
               -------------------------------------------------------------------
    1,000,000  Alamance County, NC Industrial Facilities Authority, (Series A)
               Weekly VRDNs (Culp, Inc.)/(First Union National Bank, Charlotte,
               N.C. LOC)                                                            VMIG1              1,000,000
               -------------------------------------------------------------------
    1,200,000  Bladen County, NC Industrial Facilities & Pollution Control
               Financing Authority, (Series 1993) Weekly VRDNs (BCH Energy,
               Limited Partnership)/(Bank of Tokyo Ltd., Tokyo LOC)                 VMIG1              1,200,000
               -------------------------------------------------------------------
    2,600,000  Catawba County, NC Industrial Facilities & Pollution Control
               Financing Authority, (Series 1994) Weekly VRDNs (Ethan Allen Inc
               Project)/(Bankers Trust Co., New York LOC)                           P-1                2,600,000
               -------------------------------------------------------------------
    5,030,000  (a)Charlotte, NC, Refunding Revenue Certificates of Participation
               (PA-46) Weekly VRDNs (Convention Facility)/(AMBAC INS)/(Merrill
               Lynch Capital Services, Inc. LIQ)                                    VMIG1              5,030,000
               -------------------------------------------------------------------
   55,000,000  (a)Charlotte-Mecklenburg Hospital Authority, NC, Loan Participation
               Certificates (1995) VRNs (The Charlotte-Mecklenburg Hospital
               Authority), 5/22/1996                                                NR(2)             55,000,000
               -------------------------------------------------------------------
    1,000,000  Cleveland County, NC IDA Weekly VRDNs (PPG Industries, Inc.)         P-1                1,000,000
               -------------------------------------------------------------------
    2,400,000  (a)Fayetteville, NC Public Works Commission, Revenue Refunding
               Bonds Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc.
               LIQ)                                                                 VMIG1              2,400,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               -------------------------------------------------------------------
$   2,600,000  Greensboro, NC, Certificates of Participation 1994 Equipment
               Project Weekly VRDNs (Greensboro, NC Center City Corp.)/(Wachovia
               Bank of Georgia NA, Atlanta LIQ)                                     A-1+        $      2,600,000
               -------------------------------------------------------------------
    2,500,000  Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs
               (Flambeau Airmold Project)/(Norwest Bank Minnesota, Minneapolis
               LOC)                                                                 P-1                2,500,000
               -------------------------------------------------------------------
    4,500,000  Lee County, NC Industrial Facility & PCFA, (Series 1989) Weekly
               VRDNs (Avondale Mills, Inc.)/(Trust Company Bank, Atlanta LOC)       P-1                4,500,000
               -------------------------------------------------------------------
    8,400,000  Lenoir County, NC Industrial Facilities & PCFA, IDRB Weekly VRDNs
               (Kinston Neuse Corp Project (NC))/ (Branch Banking & Trust Co,
               Wilson LOC)                                                          P-1                8,400,000
               -------------------------------------------------------------------
   20,000,000  Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser
               Co.)                                                                 A-1               20,000,000
               -------------------------------------------------------------------
    3,680,000  Mecklenberg County, NC Industrial Facility & PCFA, (Series 1988)
               Weekly VRDNs (Florida Steel Corp.)/ (Bankers Trust Co., New York
               LOC)                                                                 P-1                3,680,000
               -------------------------------------------------------------------
    1,310,000  (a)NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs (NCNB
               Tax Exempt Trust 1990a)/(Nationsbank of North Carolina N.A. LOC)     P-1                1,310,000
               -------------------------------------------------------------------
    6,070,000  (a)NCNB Pooled Tax-Exempt Trust, (Series 1990B) Weekly VRDNs (NCNB
               Tax-Exempt Trust 1990b)/(Nationsbank of North Carolina N.A. LOC)     P-1                6,070,000
               -------------------------------------------------------------------
    6,000,000  New Hanover County, NC PCFA, (Series 1984) Weekly VRDNs (American
               Hoist & Derrick Company Project)/ (First Union National Bank,
               Charlotte, N.C. LOC)                                                 P-1                6,000,000
               -------------------------------------------------------------------
    2,250,000  New Hanover County, NC, GO School Bonds, (Series 1995) Weekly VRDNs
               (Wachovia Bank of NC, NA, Winston-Salem LIQ)                         A-1+               2,250,000
               -------------------------------------------------------------------
$   2,250,000  New Hanover County, NC, GO School Bonds, (Series 1995) Weekly VRDNs
               (Wachovia Bank of NC, NA, Winston-Salem LIQ)                         A-1+        $      2,250,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               -------------------------------------------------------------------
    2,260,000  (a)North Carolina Eastern Municipal Power Agency,
               (P-Floats)/(Series PA-34B) Weekly VRDNs (Merrill Lynch Capital
               Services, Inc. LIQ)/(United States Treasury PRF)                     VMIG1              2,260,000
               -------------------------------------------------------------------
    4,000,000  North Carolina Educational Facilities Finance Agency, (Series 1990)
               Weekly VRDNs (Bowman Gray School of Medicine)/(Wachovia Bank of NC,
               NA, Winston-Salem LOC)                                               VMIG1              4,000,000
               -------------------------------------------------------------------
    7,600,000  North Carolina Medical Care Commission Hospital, Revenue Bonds
               (Series 1992B) Weekly VRDNs (North Carolina Baptist)                 A-1+               7,600,000
               -------------------------------------------------------------------
    3,200,000  North Carolina Medical Care Commission Hospital, Revenue Bonds
               (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)                  A-1+               3,200,000
               -------------------------------------------------------------------
    9,000,000  North Carolina Medical Care Commission Hospital, Revenue Bonds
               (Series 1993A) Weekly VRDNs (Duke University)                        A-1+               9,000,000
               -------------------------------------------------------------------
    4,000,000  Onslow County, NC Industrial Facilities & Pollution Control
               Financing Authority Weekly VRDNs (Mine Safety Appliances
               Co.)/(Sanwa Bank Ltd, Osaka LOC)                                     A-1+               4,000,000
               -------------------------------------------------------------------
    3,000,000  Orange County, NC Industrial Facilities & Pollution Control
               Financing Authority Weekly VRDNs (Mebane Packaging Corp)/(First
               Union National Bank, Charlotte, N.C. LOC)                            A-1+               3,000,000
               -------------------------------------------------------------------
    2,100,000  Randolph County, NC IDA, (Series 1990) Weekly VRDNs (Wayne Steel,
               Inc.)/(Bank One, Akron, N.A. LOC)                                    P-1                2,100,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               -------------------------------------------------------------------
$   6,350,000  University of North Carolina, (Series 1989) Weekly VRDNs
               (University of North Carolina at Chapel Hill General Alumni
               Association)/(Credit Suisse, Zurich LOC)                             VMIG1       $      6,350,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                 169,300,000
               -------------------------------------------------------------------              ----------------
               NORTH DAKOTA--0.2%
               -------------------------------------------------------------------
    3,675,000  Fargo, ND, Variable Rate Demand IDRB (Series 1994) Weekly VRDNs
               (Pan-O-Gold Baking Co. Project)/ (Norwest Bank Minnesota,
               Minneapolis LOC)                                                     A-1+               3,675,000
               -------------------------------------------------------------------              ----------------
               OHIO--0.9%
               -------------------------------------------------------------------
    6,000,000  Brecksville-Broadview Heights CSD, OH, GO Unlimited Tax School
               Improvement , 5.71% BANs, 1/18/1996                                  NR(3)              6,001,863
               -------------------------------------------------------------------
      500,000  Cuyahoga County, OH IDA Weekly VRDNs (Health Hill)/(Society Bank,
               N.A. LOC)                                                            P-1                  500,000
               -------------------------------------------------------------------
    1,600,000  Hamilton County, OH Hospital Facilities Authority, Revenue Bonds
               (Series 1986A) Weekly VRDNs (Good Samaritan Hospital)                A-1                1,600,000
               -------------------------------------------------------------------
    6,000,000  North Olmsted, OH, Various Purpose Improvement Notes, (Series
               1995), 4.67% BANs, 6/20/1996                                         NR(3)              6,017,341
               -------------------------------------------------------------------
      550,000  Oakwood Village, OH IDA Weekly VRDNs (Oak Leaf Industries)/(Society
               Bank, N.A. LOC)                                                      P-1                  550,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  14,669,204
               -------------------------------------------------------------------              ----------------
               OKLAHOMA--3.1%
               -------------------------------------------------------------------
    5,500,000  Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(Banque
               Nationale de Paris LOC)                                              VMIG1              5,500,000
               -------------------------------------------------------------------
    2,295,000  Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank
               of Georgia NA, Atlanta LOC)                                          P-1                2,295,000
               -------------------------------------------------------------------
$  10,000,000  Oklahoma Industries Authority, Flexible Rate Hospital Revenue Bonds
               (Series 1990B), 4.00% CP (Baptist Medical Center, OK), Mandatory
               Tender 11/17/1995                                                    A-1         $     10,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               OKLAHOMA--CONTINUED
               -------------------------------------------------------------------
$  10,000,000  Oklahoma Industries Authority, Flexible Rate Hospital Revenue Bonds
               (Series 1990B), 4.00% CP (Baptist Medical Center, OK), Mandatory
               Tender 11/27/1995                                                    A-1         $     10,000,000
               -------------------------------------------------------------------
    9,125,000  Oklahoma Industries Authority, Health System Revenue Bonds (Series
               1995A), 4.00% CP (Baptist Medical Center, OK), Mandatory Tender
               12/11/1995                                                           A-1                9,125,000
               -------------------------------------------------------------------
   11,000,000  Oklahoma Industries Authority, Health System Revenue Bonds (Series
               1995A), 4.10% CP (Baptist Medical Center, OK), Mandatory Tender
               10/18/1995                                                           A-1               11,000,000
               -------------------------------------------------------------------
    4,400,000  Southeastern Oklahoma Industries Authority Weekly VRDNs
               (Weyerhaeuser Co.)                                                   A-1                4,400,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  52,320,000
               -------------------------------------------------------------------              ----------------
               PENNSYLVANIA--2.8%
               -------------------------------------------------------------------
    5,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1994 Series), 4.50% CP
               (Duquesne Light Power Co.)/(Swiss Bank Corp., Basle LOC), Mandatory
               Tender 10/10/1995                                                    A-1+               5,000,000
               -------------------------------------------------------------------
    5,000,000  Berks County, PA, (Series 1995), 5.20% TRANs,
               12/31/1995                                                           NR(3)              5,000,000
               -------------------------------------------------------------------
    3,100,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's
               Hospital Erie, PA)/(PNC Bank, N.A. LOC)                              P-1                3,100,000
               -------------------------------------------------------------------
    1,000,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
               System)/(Fuji Bank, Ltd., Tokyo LOC)                                 A-1                1,000,000
               -------------------------------------------------------------------
    2,000,000  Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank,
               N.A. LOC)                                                            P-1                2,000,000
               -------------------------------------------------------------------
    1,100,000  Pennsylvania Education Development Authority, (1995 Series E)
               Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank,
               N.A. LOC)                                                            A1                 1,100,000
               -------------------------------------------------------------------
      800,000  Philadelphia Redevelopment Authority, Multi-Family Revenue Bonds
               (Series 1985) Weekly VRDNs (Franklin Town Towers)/(Marine Midland
               Bank N.A., Buffalo, NY LOC)                                          P-2                  800,000
               -------------------------------------------------------------------
$  29,000,000  Philadelphia, PA, (Series A), 4.50% TRANs, 6/27/1996                 SP-1        $     29,113,392
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               -------------------------------------------------------------------
               Total                                                                                  47,113,392
               -------------------------------------------------------------------              ----------------
               PUERTO RICO--0.9%
               -------------------------------------------------------------------
   15,900,000  Puerto Rico Government Development Bank Weekly VRDNs (Credit
               Suisse, Zurich LOC)                                                  A-1+              15,900,000
               -------------------------------------------------------------------              ----------------
               SOUTH CAROLINA--1.4%
               -------------------------------------------------------------------
    3,030,000  Berkeley, SC IRB, (Series 1989) Weekly VRDNs (W.W. Williams Company
               Project)/(Bank One, Columbus, N.A. LOC)                              Aa2                3,030,000
               -------------------------------------------------------------------
    5,175,000  Greenville County, SC Hospital Authority, (Series 1989) Weekly
               VRDNs (Charter Hospital St. Louis)/(Bankers Trust Co., New York
               LOC)                                                                 VMIG1              5,175,000
               -------------------------------------------------------------------
    2,500,000  South Carolina Education Facilities Authority, Educational
               Facilities Revenue Bonds (Series 1993) Weekly VRDNs (Presbyterian
               College Project)/(Wachovia Bank of SC, NA, Columbia LOC)             A-1+               2,500,000
               -------------------------------------------------------------------
    5,255,000  South Carolina Job Development Authority, Hospital Facilities
               Revenue Bonds, (Series 1994) Weekly VRDNs (Rolling Green Village
               Project)/(Branch Banking & Trust Co, Wilson LOC)                     P-1                5,255,000
               -------------------------------------------------------------------
    7,300,000  University of South Carolina, Athletic Facilities (Series 1995),
               5.25% BANs, 3/1/1996                                                 NR(3)              7,315,825
               -------------------------------------------------------------------              ----------------
               Total                                                                                  23,275,825
               -------------------------------------------------------------------              ----------------
               SOUTH DAKOTA--0.2%
               -------------------------------------------------------------------
      775,000  Mitchell, SD, IDR Weekly VRDNs (Holiday Inn)/(First Bank NA,
               Minneapolis LOC)                                                     P-1                  775,000
               -------------------------------------------------------------------
    1,530,000  Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills,
               Inc.)/(Mitsubishi Bank Ltd, Tokyo LOC)                               P-1                1,530,000
               -------------------------------------------------------------------
    1,880,000  Watertown, SD, (Series 1991) Weekly VRDNs (Tescom Corp.)/(Norwest
               Bank Minnesota, Minneapolis LOC)                                     P-1                1,880,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                   4,185,000
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               TENNESSEE--0.2%
               -------------------------------------------------------------------
$   3,500,000  Greenfield, TN IDB, IDRB (Series 1995) Weekly VRDNs (Plastic
               Products Company Project)/(Norwest Bank Minnesota, Minneapolis LOC)  P-1         $      3,500,000
               -------------------------------------------------------------------              ----------------
               TEXAS--6.7%
               -------------------------------------------------------------------
      900,000  Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)          P-1                  900,000
               -------------------------------------------------------------------
    2,625,000  Harris County, TX Cultural Education Facilities Finance Corp.
               Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas
               N.A. LOC)                                                            P-1                2,625,000
               -------------------------------------------------------------------
   18,700,000  Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
               Hospital, Houston, TX)                                               A-1+              18,700,000
               -------------------------------------------------------------------
      955,000  Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)           P-1                  955,000
               -------------------------------------------------------------------
   25,000,000  Houston, TX, (Series 1995), 4.50% TRANs, 6/27/1996                   SP-1+             25,142,353
               -------------------------------------------------------------------
    2,720,000  Liberty County, TX IDA Weekly VRDNs (Insteel Industries,
               Inc.)/(First Union National Bank, Charlotte, N.C. LOC)               P-1                2,720,000
               -------------------------------------------------------------------
   15,000,000  Lower Colorado River Authority, TX, (Series B), 3.85% CP, Mandatory
               Tender 11/20/1995                                                    P-1               15,000,000
               -------------------------------------------------------------------
    3,400,000  Lubbock, TX IDC Daily VRDNs (McLane Co., Inc.)/ (Nationsbank of
               North Carolina N.A. LOC)                                             P-1                3,400,000
               -------------------------------------------------------------------
    1,880,000  North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
               Inc.)/(Nationsbank of North Carolina N.A. LOC)                       P-1                1,880,000
               -------------------------------------------------------------------
    6,000,000  Tarrant County, TX IDC Weekly VRDNs (Holden Business
               Forms)/(Norwest Bank Minnesota, Minneapolis LOC)                     A-1+               6,000,000
               -------------------------------------------------------------------
    1,600,000  Tarrant County, TX, HFA Daily VRDNs (Cumberland Rest, Inc.)/(Banque
               Paribas, Paris LOC)                                                  A-1                1,600,000
               -------------------------------------------------------------------
   25,000,000  Texas State, (Series 1995A), 4.75% TRANs, 8/30/1996                  SP-1+             25,142,684
               -------------------------------------------------------------------
$   9,585,000  Tyler, TX Health Facilities Development Corp., Hospital Revenue
               Bonds (Series 1994) Weekly VRDNs (East Texas Medical
               Center)/(Nationsbank of Texas, N.A. LOC)                             P-1         $      9,585,000
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               TEXAS--CONTINUED
               -------------------------------------------------------------------
               Total                                                                                 113,650,037
               -------------------------------------------------------------------              ----------------
               UTAH--2.1%
               -------------------------------------------------------------------
    2,900,000  Emery County, UT, PCR Refunding Bonds (Series 1994) Daily VRDNs
               (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)          A-1+               2,900,000
               -------------------------------------------------------------------
    8,500,000  Intermountain Power Agency, UT, (Series E), 3.85% TOBs, Optional
               Tender 6/17/1996                                                     A-1                8,500,000
               -------------------------------------------------------------------
    7,400,000  Salt Lake County, UT, Multi-Family Housing Revenue Refunding Bonds
               (Series 1992) Weekly VRDNs (Santa Fe Apartments)/(First Security
               Bank of Utah, NA LOC)                                                VMIG1              7,400,000
               -------------------------------------------------------------------
   12,500,000  Tooele County, UT, Waste Treatment, 4.30% CP (Union Pacific Corp.),
               Mandatory Tender 10/16/1995                                          P-1               12,500,000
               -------------------------------------------------------------------
    2,000,000  Utah County, UT, (Series 1995), 4.65% TRANs, 12/29/1995              NR(3)              2,001,184
               -------------------------------------------------------------------
    2,515,000  Utah State HFA, Single Family Mortgage Bonds, (1995 Series 2)
               Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)              P-1                2,515,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  35,816,184
               -------------------------------------------------------------------              ----------------
               VIRGINIA--5.2%
               -------------------------------------------------------------------
    5,552,000  Alexandria, VA IDA Weekly VRDNs (American Red Cross)/(Sanwa Bank
               Ltd, Osaka LOC)                                                      A-1+               5,552,000
               -------------------------------------------------------------------
    8,000,000  Arlington County, VA Weekly VRDNs (Ballston Public
               Parking)/(Citibank NA, New York LOC)                                 A-1                8,000,000
               -------------------------------------------------------------------
    4,000,000  Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue
               Aces Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial Bank of Japan
               Ltd., Tokyo LOC)                                                     A-1                4,000,000
               -------------------------------------------------------------------
$   1,305,000  Fairfax County, VA EDA, Facilities Revenue Refunding Bonds (Series
               1993) Weekly VRDNs (Future Homemakers of America)/(Nationsbank of
               Virginia, N.A. LOC)                                                  P-1         $      1,305,000
               -------------------------------------------------------------------
    9,000,000  Fairfax County, VA Housing Authority Weekly VRDNs (Chase Commons
               Associates)/(Bankers Trust Co., New York LOC)                        P-1                9,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               -------------------------------------------------------------------
    1,900,000  Fairfax County, VA IDA Weekly VRDNs (Fairfax Hospital
               System)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                       A-1                1,900,000
               -------------------------------------------------------------------
    3,000,000  Fairfax County, VA IDA, (Series 1993B), 4.15% CP (Inova Health
               System), Mandatory Tender 10/10/1995                                 A-1                3,000,000
               -------------------------------------------------------------------
    2,500,000  Fauquier County, VA IDA, Various Rate Demand Refunding Revenue
               Bonds Weekly VRDNs (Warrenton Development Co.)/(Nationsbank of
               Maryland, N.A. LOC)                                                  P-1                2,500,000
               -------------------------------------------------------------------
    4,500,000  Front Royal & Warren County, VA IDA, IDRB (Series 1995) Weekly
               VRDNs (Pen-Tab Industries, Inc. Project)/ (Bank of America Illinois
               LOC)                                                                 P-1                4,500,000
               -------------------------------------------------------------------
    3,450,000  Hampton, VA Redevelopment & Housing Authority, (Series 1984) Weekly
               VRDNs (Nationsbank of Virginia, N.A. LOC)                            P-1                3,450,000
               -------------------------------------------------------------------
    3,000,000  Newport News, VA Redevelopment & Housing Authority, (Series 1990)
               Weekly VRDNs (Fredericksburg-Oxford)/(Bankers Trust Co., New York
               LOC)                                                                 VMIG1              3,000,000
               -------------------------------------------------------------------
    5,400,000  Richmond, VA Redevelopment & Housing Authority, (Series 1989)
               Weekly VRDNs (Belmont Apartment)/ (Nationsbank of North Carolina
               N.A. LOC)                                                            P-1                5,400,000
               -------------------------------------------------------------------
    8,100,000  Richmond, VA Redevelopment & Housing Authority, (Series B-1) Weekly
               VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank
               Girozentrale LOC)                                                    VMIG1              8,100,000
               -------------------------------------------------------------------
$   5,000,000  Richmond, VA Redevelopment & Housing Authority, (Series B-2) Weekly
               VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank
               Girozentrale LOC)                                                    VMIG1       $      5,000,000
               -------------------------------------------------------------------
    3,555,000  Richmond, VA Redevelopment & Housing Authority, (Series B-6) Weekly
               VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank
               Girozentrale LOC)                                                    VMIG1              3,555,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               -------------------------------------------------------------------
    3,555,000  Richmond, VA Redevelopment & Housing Authority, (Series B-8) Weekly
               VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank
               Girozentrale LOC)                                                    VMIG1              3,555,000
               -------------------------------------------------------------------
    4,650,000  Suffolk, VA Redevelopment & Housing Authority Weekly VRDNs
               (Terry/Peterson Development Corp.)/ (Nationsbank of Virginia, N.A.
               LOC)                                                                 P-1                4,650,000
               -------------------------------------------------------------------
    3,105,000  Suffolk, VA Redevelopment & Housing Authority, (Series 1994) Weekly
               VRDNs (Terry/Peterson Associates II Project)/(Nationsbank of
               Virginia, N.A. LOC)                                                  P-1                3,105,000
               -------------------------------------------------------------------
    5,100,000  Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia,
               Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                     A-1                5,100,000
               -------------------------------------------------------------------
    4,000,000  Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
               Williamsburg Foundation Museum)/(Sanwa Bank Ltd, Osaka LOC)          P-1                4,000,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  88,672,000
               -------------------------------------------------------------------              ----------------
               WASHINGTON--0.2%
               -------------------------------------------------------------------
    2,850,000  (a)Washington State, GO Bonds (Series P-12A) Weekly VRDNs (Merrill
               Lynch Capital Services, Inc. LIQ)                                    VMIG1              2,850,000
               -------------------------------------------------------------------              ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               WEST VIRGINIA--1.0%
               -------------------------------------------------------------------
$   3,200,000  Berkeley County, WV County Commission, Industrial Development Bonds
               (Series 1994) Weekly VRDNs (Brentwood Industries, Inc.
               Project)/(Meridian Bank, Reading, PA LOC)                            P-1         $      3,200,000
               -------------------------------------------------------------------
   14,500,000  Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
               Industries, Inc.)                                                    A-1               14,500,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  17,700,000
               -------------------------------------------------------------------              ----------------
               WISCONSIN--0.8%
               -------------------------------------------------------------------
    2,000,000  Green Bay, WI IDA, IDRB (Series 1985) Weekly VRDNs (St. Mary's
               Holdings, Inc.)/(Mellon Bank NA, Pittsburgh LOC)                     P-1                2,000,000
               -------------------------------------------------------------------
    1,000,000  Rice Lake, WI, IDRB (Series 1995) Weekly VRDNs (Wright Products
               Corp. Project)/(Norwest Bank Minnesota, Minneapolis LOC)             A-1+               1,000,000
               -------------------------------------------------------------------
      940,000  Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(First
               Bank NA, Minneapolis LOC)                                            P-1                  940,000
               -------------------------------------------------------------------
   10,140,000  (a)Wisconsin Housing & Economic Development Authority, (Series B),
               4.55% TOBs (FSA INS)/(Meridian Bank, Reading, PA LIQ), Optional
               Tender 3/1/1996                                                      P-1               10,140,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  14,080,000
               -------------------------------------------------------------------              ----------------
               WYOMING--0.8%
               -------------------------------------------------------------------
    1,830,000  Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/(Wachovia
               Bank of NC, NA, Winston-Salem LOC)                                   A-1+               1,830,000
               -------------------------------------------------------------------
   11,800,000  Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily
               VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of New York, New York LIQ)     A-1               11,800,000
               -------------------------------------------------------------------              ----------------
               Total                                                                                  13,630,000
               -------------------------------------------------------------------              ----------------
               OTHER--1.3%
               -------------------------------------------------------------------
   15,000,000  (a)Clipper Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State
               Street Bank and Trust Co. LIQ)                                       A-1+              15,000,000
               -------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING*         VALUE
-------------  -------------------------------------------------------------------  ----------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------
               OTHER--CONTINUED
               -------------------------------------------------------------------
$   2,835,538  (a)LaSalle National Bank Leasetops Trust, (Series 1994B) Weekly
               VRDNs (LaSalle National Bank, Chicago LIQ)/ (LaSalle National Bank,
               Chicago LOC)                                                         A-1+        $      2,835,538
               -------------------------------------------------------------------
    4,104,643  (a)LaSalle National Bank Tax-Exempt Trust, (Series 1993A) Weekly
               VRDNs (LaSalle National Bank, Chicago LIQ)/ (LaSalle National Bank,
               Chicago LOC)                                                         A-1+               4,104,643
               -------------------------------------------------------------------              ----------------
               Total                                                                                  21,940,181
               -------------------------------------------------------------------              ----------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                         $  1,683,049,421
               -------------------------------------------------------------------              ----------------


 (a)Restricted securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these securities amounted to 8.8% of net assets.

(b)Also represents cost for federal tax purposes.

 *Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($1,697,053,000) at September 30, 1995.

The following acronyms are used throughout this portfolio:

ACES-- Adjustable Convertible Extendable Securities
                                            IDRB-- Industrial Development
                                                  Revenue Bonds
AMBAC-- American Municipal Bond Assurance
                                            IFA-- Industrial Finance Authority
       Corporation
                                            INS-- Insured
BANs-- Bond Anticipation Notes
                                            LIQ-- Liquidity Agreement
CP-- Commercial Paper
                                            LOC-- Letter of Credit
EDA-- Economic Development Authority
                                            LOCs-- Letter(s) of Credit
EDC-- Economic Development Commission
                                            MBIA-- Municipal Bond Investors
                                                  Assurance
EDRB-- Economic Development Revenue Bonds
                                            NRUCFC-- National Rural Utilities
                                                    Cooperative Finance
FGIC-- Financial Guaranty Insurance Company
                                                 Corporation
FSA-- Financial Security Assurance
                                            PCFA-- Pollution Control Finance
                                                  Authority
GO-- General Obligation
                                            PCR-- Pollution Control Revenue
GTD-- Guaranty
                                            PLC-- Public Limited Company
GTDs-- Guarantees
                                            PRF-- Prerefunded
HEFA-- Health and Education Facilities Authority
                                            RANs-- Revenue Anticipation Notes
HFA-- Housing Finance Authority
                                            SA-- Support Agreement
HFDC-- Health Facility Development Corporation
                                            TANs-- Tax Anticipation Notes
IDA-- Industrial Development Authority
                                            TOBs-- Tender Option Bonds
IDB-- Industrial Development Bond
                                            TRANs-- Tax and Revenue Anticipation
                                                   Notes
IDC-- Industrial Development Corporation
                                            UT-- Unlimited Tax
IDFA-- Industrial Development Finance Authority
                                            VRDNs-- Variable Rate Demand Notes
IDR-- Industrial Development Revenue
                                            VRNs-- Variable Rate Notes
(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                             $ 1,683,049,421
-------------------------------------------------------------------------------------------------
Cash                                                                                                     5,691,831
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       11,621,652
-------------------------------------------------------------------------------------------------  ---------------
    Total assets                                                                                     1,700,362,904
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                           $ 2,616,635
------------------------------------------------------------------------------------
Accrued expenses                                                                          693,269
------------------------------------------------------------------------------------  -----------
    Total liabilities                                                                                    3,309,904
-------------------------------------------------------------------------------------------------  ---------------
NET ASSETS for 1,697,781,665 shares outstanding                                                    $ 1,697,053,000
-------------------------------------------------------------------------------------------------  ---------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $ 1,697,781,664
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (728,664)
-------------------------------------------------------------------------------------------------  ---------------
    Total Net Assets                                                                               $ 1,697,053,000
-------------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Investment Shares ($1,351,712,672 / 1,352,223,610 shares outstanding)                                        $1.00
-------------------------------------------------------------------------------------------------  ---------------
Institutional Service Shares ($345,340,328 / 345,558,055 shares outstanding)                                 $1.00
-------------------------------------------------------------------------------------------------  ---------------


(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  34,559,240
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $   4,191,667
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   634,618
------------------------------------------------------------------------------------
Custodian fees                                                                               79,369
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    834,454
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     6,618
------------------------------------------------------------------------------------
Auditing fees                                                                                10,461
------------------------------------------------------------------------------------
Legal fees                                                                                   15,342
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    67,345
------------------------------------------------------------------------------------
Shareholder services fee--Investment Shares                                               1,646,665
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                      449,169
------------------------------------------------------------------------------------
Share registration costs                                                                     50,154
------------------------------------------------------------------------------------
Printing and postage                                                                        106,506
------------------------------------------------------------------------------------
Insurance premiums                                                                           15,342
------------------------------------------------------------------------------------
Taxes                                                                                        12,648
------------------------------------------------------------------------------------
Miscellaneous                                                                                10,155
------------------------------------------------------------------------------------  -------------
     Total expenses                                                                       8,130,513
------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                    $  (1,350,014)
---------------------------------------------------------------------
  Waiver of shareholder services fee--
  Investment Shares                                                         (658,666)
---------------------------------------------------------------------
  Waiver of shareholder services fee--
  Institutional Service Shares                                              (449,169)
---------------------------------------------------------------------  -------------
     Total waivers                                                                       (2,457,849)
------------------------------------------------------------------------------------  -------------
          Net expenses                                                                                   5,672,664
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                    28,886,576
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           254,236
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  29,140,812
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                    $        28,886,576     $     44,660,920
---------------------------------------------------------------------
Net realized gain (loss) on investments ($254,236 net gain and
$18,024 net loss, respectively, as computed for federal tax purposes)                254,236             (972,359)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from operations                               29,140,812           43,688,561
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------
  Investment Shares                                                              (22,480,409)         (33,105,372)
---------------------------------------------------------------------
  Institutional Service Shares                                                    (6,406,167)         (11,555,548)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from distributions to
     shareholders                                                                (28,886,576)         (44,660,920)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of shares                                                   2,824,688,553        6,059,965,359
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                 21,979,832           32,944,709
---------------------------------------------------------------------
Cost of shares redeemed                                                       (2,786,589,401)      (6,173,177,132)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from share transactions                       60,078,984          (80,267,064)
---------------------------------------------------------------------  -----------------------  ------------------
          Change in net assets                                                    60,333,220          (81,239,423)
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                            1,636,719,780        1,717,959,203
---------------------------------------------------------------------  -----------------------  ------------------
End of period                                                            $     1,697,053,000     $  1,636,719,780
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Financial Highlights--Investment Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                      SIX MONTHS
                         ENDED
                      (UNAUDITED)
                     SEPTEMBER 30,                                    YEAR ENDED MARCH 31,
                         1995          1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF
PERIOD                 $     1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
------------------
INCOME FROM
INVESTMENT
OPERATIONS
------------------
 Net investment
 income                      0.02         0.03       0.02       0.02       0.04       0.05       0.06       0.05       0.04
------------------       -----       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
------------------
 Distributions
 from net
 investment income          (0.02)       (0.03)     (0.02)     (0.02)     (0.04)     (0.05)     (0.06)     (0.05)     (0.04)
------------------       -----       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD          $     1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
------------------       -----       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (a)         1.72%           2.70%      2.01%      2.42%      3.84%      5.40%      5.88%      5.28%      4.29%
------------------
RATIOS TO AVERAGE
NET ASSETS
------------------
 Expenses                    0.71%*      0.70%      0.61%      0.55%      0.55%      0.55%      0.55%      0.55%      0.55%
------------------
 Net investment
 income                      3.40%*      2.66%      2.00%      2.38%      3.73%      5.25%      5.73%      5.14%      4.19%
------------------
 Expense waiver/
 reimbursement (b)           0.26%*      0.17%      0.14%      0.10%      0.11%      0.12%      0.11%      0.08%      0.06%
------------------
SUPPLEMENTAL DATA
------------------
 Net assets, end
 of period (000
 omitted)
                       $1,351,713  $1,277,894  $1,327,506  $1,619,531 $1,440,970 $1,214,045 $1,142,022 $1,313,391 $1,552,460









------------------

                      1987
NET ASSET VALUE,
BEGINNING OF
PERIOD              $    1.00
------------------
INCOME FROM
INVESTMENT
OPERATIONS
------------------
 Net investment
 income                  0.04
------------------  ---------
LESS DISTRIBUTIONS
------------------
 Distributions
 from net
 investment income      (0.04)
------------------  ---------
NET ASSET VALUE,
END OF PERIOD       $    1.00
------------------  ---------
TOTAL RETURN (a)        3.84%
------------------
RATIOS TO AVERAGE
NET ASSETS
------------------
 Expenses               0.55%
------------------
 Net investment
 income                 3.74%
------------------
 Expense waiver/
 reimbursement (b)      0.06%
------------------
SUPPLEMENTAL DATA
------------------
 Net assets, end
 of period (000
 omitted)           $1,661,086
------------------


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Financial Highlights--Institutional Service Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                         SIX MONTHS ENDED
                                                                            (UNAUDITED)           YEAR ENDED
                                                                           SEPTEMBER 30,          MARCH 31,
                                                                               1995           1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $    1.00      $    1.00   $    1.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                           0.02           0.03        0.01
-----------------------------------------------------------------------        -------      ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                       (0.02)         (0.03)      (0.01)
-----------------------------------------------------------------------        -------      ---------  -----------
NET ASSET VALUE, END OF PERIOD                                               $    1.00      $    1.00   $    1.00
-----------------------------------------------------------------------        -------      ---------  -----------
TOTAL RETURN (b)                                                                  1.80%          2.85%       0.92%
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                        0.56%*         0.55%       0.55%*
-----------------------------------------------------------------------
  Net investment income                                                           3.56%*         2.82%       1.99%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.41%*         0.17%       0.14%*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                  $345,340      $358,826     $390,453


-----------------------------------------------------------------------


* Computed on an annualized basis.

 (a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)






Tax-Free Instruments Trust
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

(1) ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Investment Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At September 30, 1995, the Trust, for federal tax purposes, had a capital loss carryforward of $18,024, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003. Additionally, net capital losses of $965,259 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Trust's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any


Tax-Free Instruments Trust
--------------------------------------------------------------------------------
     registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at September 30, 1995 is as follows:

                                                                                     ACQUISITION     ACQUISITION
                                     SECURITY                                            DATE            COST
     Clipper, CA Tax Exempt Trust                                                       10/21/94     $ 10,000,000
     Clipper, Connecticut Tax Exempt Trust                                                5/6/94        5,000,000
     Florida State Board of Education Administration                                     5/17/95        3,000,000
     Clipper, MA, Tax Exempt Trust                                                        1/4/95       11,879,500
     New York State Medical Care Facilities Finance Agency                               9/26/95       12,250,000
     Charlotte, NC, Revenue Refunding Certificates Of Participation                      Various        5,030,000
     Charlotte-Mecklenberg Hospital Authority, NC,                                       6/30/95       55,000,000
     Fayetteville, NC, Public Works Commission                                           6/15/94        2,400,000
     NCNB Pooled Tax-Exempt Trust                                                         1/3/92        1,310,000
     NCNB Pooled Tax-Exempt Trust                                                        12/4/90        6,070,000
     North Carolina Eastern Municipal Power Agency                                      11/22/93        2,260,000
     Washington State, GO Bonds (Series P-12A)                                           12/1/93        2,850,000
     Wisconsin Housing & Economic Development Authority                                  8/28/95       10,140,000
     Clipper Tax Exempt Trust                                                            9/24/93       15,000,000
     LaSalle National Bank Leasetops Trust                                               1/27/95        2,835,538
     LaSalle National Bank Tax Exempt Trust                                              3/16/93        4,104,643


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 1995, capital paid-in aggregated $1,697,781,664. Transactions in shares were as follows:

                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
INVESTMENT SHARES                                                              SHARES                 SHARES
Shares Sold                                                                   2,316,588,292         4,729,351,464
---------------------------------------------------------------------
Shares issued to shareholders
in payment of distributions declared                                             21,390,153            31,475,054
---------------------------------------------------------------------
Shares redeemed                                                              (2,264,355,067)       (4,809,739,688)
---------------------------------------------------------------------  -----------------------  ------------------
     Net change resulting from Investment
     share transactions                                                          73,623,378           (48,913,170)
---------------------------------------------------------------------  -----------------------  ------------------



Tax-Free Instruments Trust
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
INSTITUTIONAL SERVICE SHARES                                                   SHARES                 SHARES
Shares Sold                                                                     508,100,261         1,330,613,895
---------------------------------------------------------------------
Shares issued to shareholders
in payment of distributions declared                                                589,679             1,469,655
---------------------------------------------------------------------
Shares redeemed                                                                (522,234,334)       (1,363,437,444)
---------------------------------------------------------------------  -----------------------  ------------------
     Net change resulting from Institutional Service
     share transactions                                                         (13,544,394)          (31,353,894)
---------------------------------------------------------------------  -----------------------  ------------------
          Net change resulting from
          share transactions                                                     60,078,984           (80,267,064)
---------------------------------------------------------------------  -----------------------  ------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of daily average net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended September 30, 1995, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These transactions


Tax-Free Instruments Trust
--------------------------------------------------------------------------------
were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,355,475,000 and $1,329,215,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.






Trustees                                               Officers

-----------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Richard B. Fisher
Peter E. Madden                                           Vice President
Gregor F. Meyer                                           Edward C. Gonzales
John E. Murray, Jr.                                       Executive Vice President
Wesley W. Posvar                                          John W. McGonigle
Marjorie P. Smuts                                         Executive Vice President and Secretary
                                                          David M. Taylor
                                                          Treasurer
                                                          Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the FDIC, the Federal
Reserve Board, or any other governmental agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectuses which contain facts concerning its